9. Employee Benefits - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits Details Narrative
Employer's contributions	€ 502	€ 438	€ 362